FAIR VALUE MEASUREMENTS - Narrative (Details) - LaderaTech, Inc $ in Millions		12 Months Ended
	May 07, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
LaderaTech contingent earn-out included in other liabilities, non-current		$ 20.0	$ 19.8
Revenue threshold	$ 5.0
Measurement Input, Gross Profit
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration liability, measurement input		20
Qualified Product List Payment
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent future payments	2.8		2.8
Contingent consideration payment		$ 3.0
Earnout Achievement Of Revenue Thresholds Through 2026
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
LaderaTech contingent earn-out included in other liabilities, non-current		20.0	19.8
Contingent future payments	$ 17.0	$ 20.0	$ 17.0